Segment information - Depreciation, amortisation and impairment by geographical segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Depreciation and amortisation	£ 360	£ 324	£ 309
Impairment charges	47	207	200
Impairment reversal		(15)
Operating segments | North America
Disclosure of operating segments [line items]
Depreciation and amortisation	91	91	97
Impairment charges	12	8	3
Operating segments | EMEA & LatAm
Disclosure of operating segments [line items]
Depreciation and amortisation	149	144	124
Impairment charges	4	5	5
Operating segments | APAC
Disclosure of operating segments [line items]
Depreciation and amortisation	51	53	49
Impairment charges	2	1	2
Other reconciling items
Disclosure of operating segments [line items]
Depreciation and amortisation	69	36	39
Impairment charges	£ 29	193	£ 190
Impairment reversal		£ (15)